SCHEDULE OF FAIR VALUE OF THE ACQUIRED ASSETS AND LIABILITIES (Details) (Parenthetical) - Smart Minds Holdings Limited [Member]	16 Months Ended
Oct. 28, 2025 USD ($)
Business Combination [Line Items]
Equity interest percentage	24.90%
Equity interest cash consideration percentage	37.60%
Equity interest fair value of non-controlling interest percentage	37.50%
Cash acquired from acquisition	$ 9,544